UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
444 West Lake Street, Suite 1700
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments
As of June 30, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES — 76.5%
	BANKS — 36.8%
	Bank of America Corp.
2,419,000	5.797%, 3-Month USD Libor + 3.387%, Series V(1)	Baa3	$2,415,323
350,000	5.875% to 03/15/28 then 3-Month USD Libor + 2.931%, Series FF(1) (2)	Baa3	365,645
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1) (2)	Baa3	540,358
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1) (2)	Baa3	2,180,370
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1) (2)	Baa3	279,289
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1) (2)	Baa3	4,992,048
	Citigroup, Inc.
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1) (2)	Ba1	4,769,099
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1) (2)	Ba1	1,868,546
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1) (2)	Ba1	2,965,735
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1) (2)	Ba1	452,640
	Citizens Financial Group, Inc.
1,750,000	5.500% to 04/06/20 then 3-Month USD Libor + 3.960%, Series A(1) (2)	BB+(3)	1,750,359
150,000	6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(1) (2)	BB+(3)	4,020,000
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1) (2)	BBB+(3)	1,232,055
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1) (2)	BBB+(3)	889,350
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1) (2)	BBB+(3)	535,000
24,516	Fifth Third Bancorp, 6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I(1) (2)	Baa3	675,416
8,000	First Horizon National Corp., 6.200%, Series A(1)	Ba2	209,520
	Goldman Sachs Group, Inc.
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(1) (2)	Ba1	616,125
103,105	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1) (2)	Ba1	2,830,232
49,593	Huntington Bancshares, Inc., 6.250%, Series D(1)	Baa3	1,283,963
	JPMorgan Chase & Co.
1,450,000	5.000%, 3-Month USD Libor + 3.320%, Series V(1)	Baa2	1,447,172
4,704,000	6.053%, 3-Month USD Libor + 3.470%, Series I(1) (4)	Baa2	4,708,610
1,400,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S(1) (2)	Baa2	1,548,323
	KeyCorp
4,350,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1) (2)	Baa3	4,368,944
30,800	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1) (2)	Baa3	856,548
2,500,000	Lloyds Bank PLC, 12.000% to 12/16/24 then 3-Month USD Libor + 11.756%(1) (2) (5)	Baa3	3,044,687
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1) (2)	Baa2	756,501
45,761	MB Financial, Inc., 6.000%, Series C(1)	Baa3	1,201,226
	Morgan Stanley
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1) (2)	Ba1	4,519,591
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1) (2)	Ba1	648,776
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1) (2)	Ba1	4,513,880
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1) (2)	Ba1	4,227,990
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1) (2)	Ba1	2,763,023
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(1) (2)	Ba1	2,339,425
74,300	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1) (2)	Ba1	2,033,591
1,250	Sovereign Real Estate Investment Trust, 12.000%, Series A(1) (5)	Ba1	1,356,519
20,402	Sterling Bancorp, 6.500%, Series A(1)	NR(6)	559,831
2,569,000	SunTrust Banks, Inc., 5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series G(1) (2)	Baa3	2,547,215
31,000	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(1) (2)	Ba3	786,470
72,679	Texas Capital Bancshares, Inc., 6.500%, Series A(1)	Ba2	1,895,468
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(1) (2)	NR(6)	386,100
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(1) (2)	BB(3)	51,864
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1) (2)	BB(3)	830,846
	Wells Fargo & Co.
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q(1) (2)	Baa2	333,502
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1) (2)	Baa2	1,693,853

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (Continued)
	BANKS (Continued)
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1) (2)	Baa2	$566,600
267	7.500%, Series L(1) (7)	Baa2	364,241
	Zions Bancorp NA
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1) (2)	BB+(3)	42,601
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1) (2)	BB+(3)	53,560
			85,318,030
	FINANCIAL SERVICES — 1.3%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(2) (5)	Ba1	472,500
590,000	E*TRADE Financial Corp., 5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B(1) (2)	Ba2	572,722
	General Motors Financial Co., Inc.
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1) (2)	Ba2	519,047
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1) (2)	Ba2	576,912
7,000	National Rural Utilities Cooperative Finance Corp., 5.500%, 05/15/64	A3	186,830
21,000	Stifel Financial Corp., 6.250%, Series B(1)	BB-(3)	545,160
			2,873,171
	INSURANCE — 22.0%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,629,701
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58(2)	Baa2	1,941,503
	Arch Capital Group, Ltd.
13,000	5.250%, Series E(1)	Baa3	311,350
22,247	5.450%, Series F(1)	Baa3	551,281
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(1)	Baa3	639,500
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(1) (2)	Baa3	506,945
88,000	Athene Holding, Ltd., 6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(1) (2)	BBB-(3)	2,323,200
183,598	Axis Capital Holdings, Ltd., 5.500%, Series E(1)	Baa3	4,547,722
8,000,000	Catlin Insurance Co., Ltd., 5.567%, 3-Month USD Libor + 2.975%(1) (4) (5)	A-(3)	7,772,160
100,435	Delphi Financial Group, Inc., 5.708%, 3-Month USD Libor + 3.190%, 05/01/37(4)	BBB-(3)	2,310,005
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1) (2)	BB+(3)	1,167,688
196,000	Everest Reinsurance Holdings, Inc., 4.903%, 3-Month USD Libor + 2.385%, 05/15/37(4)	Baa2	173,773
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(5)	Baa3	8,961,109
	MetLife, Inc.
375,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(5)	Baa2	525,598
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	3,073,758
	PartnerRe, Ltd.
141,098	5.875%, Series I(1)	Baa2	3,648,794
46,094	7.250%, Series H(1)	Baa2	1,218,264
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	5,069,678
111,000	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56(2)	Baa2	3,030,300
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(1) (2)	Ba2	581,440
37,677	W.R. Berkley Corp., 5.750%, 06/01/56	Baa2	971,313
			50,955,082
	UTILITIES — 8.9%
41,000	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 19-A(2)	BB+(3)	1,056,980
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1) (2)	Ba1	668,956
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa2	2,891,770
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	3,647,645
1,810,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A(2)	Ba2	1,943,976
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73(2)	Baa2	2,123,662
2,185,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O(2)	Baa2	2,255,241
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1) (2)	Ba1	278,079
62,604	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1) (2)	Ba1	1,516,269
192,087	SCE Trust VI, 5.000%, Series L(1)	Ba1	4,320,037
			20,702,615

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (Continued)
	ENERGY — 5.3%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1) (2)	B1	$1,279,226
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1) (2)	B1	93,756
1,000,000	Enbridge, Inc., 6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A(2)	Ba1	1,006,520
	Energy Transfer Operating LP
210,480	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1) (2)	Ba2	4,984,166
61,000	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(1) (2)	Ba2	1,520,730
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1) (2)	Ba2	39,072
	Transcanada Trust
1,250,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208%, 03/15/77, Series 17-A(2)	Baa3	1,202,398
2,000,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A(2)	Baa3	2,055,840
			12,181,708
	MISCELLANEOUS — 1.9%
450,000	BHP Billiton Finance USA, Ltd., 6.750% to 10/19/25 then USD 5 Year Swap + 5.093%, 10/19/75(2) (5)	Baa1	514,134
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1) (5)	BB(3)	686,000
3,115,000	8.000%, Series A(1) (5)	BB(3)	3,216,238
			4,416,372
	COMMUNICATIONS — 0.3%
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79(2)	Ba1	756,445

	TOTAL PREFERRED SECURITIES
	(Cost $171,459,475)		177,203,423

	CONTINGENT CAPITAL SECURITIES — 20.2%
	BANKS — 18.7%
4,918,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1) (2) (5)	Baa2	5,432,447
2,600,000	Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(1) (2)	Ba2	2,449,590
	Banco Mercantil del Norte SA
360,000	7.500% to 06/27/29 then US 10 Year Tsy + 5.470%(1) (2) (5)	Ba2	364,320
640,000	7.625% to 01/06/28 then US 10 Year Tsy + 5.353%(1) (2) (5)	Ba2	657,600
8,247,000	Barclays PLC, 7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1) (2)	Ba3	8,649,041
	BNP Paribas SA
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1) (2) (5)	Ba1	3,336,315
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314%(1) (2) (5)	Ba1	1,059,100
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1) (2) (5)	Ba1	579,746
500,000	Credit Suisse Group AG, 7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1) (2) (5)	Ba2	537,927
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(1) (2)	Baa3	332,807
400,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(1) (2)	Baa3	419,672
4,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514%(1) (2)	Baa3	5,190,211
1,500,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(1) (2)	Baa3	1,578,158
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1) (2) (5)	Ba1	1,513,201
	Societe Generale SA
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1) (2) (5)	Ba2	247,900
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238%(1) (2) (5)	Ba2	3,688,300
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1) (2) (5)	Ba2	827,516
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1) (2) (5)	Ba1	4,452,000
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1) (2) (5)	Ba1	265,804
1,600,000	UBS Group Funding Switzerland AG, 7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1) (2) (5)	Ba1	1,700,856
			43,282,511

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (Continued)
	INSURANCE — 1.5%
3,150,000	QBE Insurance Group, Ltd., 7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(2) (5)	Baa1	$3,469,788

	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $45,384,951)		46,752,299

	CORPORATE DEBT SECURITIES — 1.6%
	BANKS — 1.0%
100,000	CIT Group, Inc., 6.125%, 03/09/28	Ba1	114,000
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42	Baa3	2,241,264
			2,355,264
	FINANCIAL SERVICES — 0.1%
11,000	B. Riley Financial, Inc., 7.500%, 05/31/27	NR(6)	281,270

	COMMUNICATIONS — 0.5%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	290,772
36,585	6.750%, 06/15/57	Ba2	903,283
			1,194,055
	TOTAL CORPORATE DEBT SECURITIES
	(Cost $3,699,332)		3,830,589

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUND — 1.2%
2,838,531	Fidelity Investments Money Market Treasury Portfolio - Class I, 2.240%(8)		2,838,531

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,838,531)		2,838,531
	TOTAL INVESTMENTS – 99.5%
	(Cost $223,382,289)		230,624,842

	Other Assets In Excess Of Liabilities – 0.5%		1,079,911

	TOTAL NET ASSETS – 100.0%		$231,704,753

(1)	Security is perpetual in nature with no stated maturity date.

(2)	Variable rate security. Rate as of June 30, 2019 is disclosed.

(3)	Standard & Poor’s Rating.

(4)	The interest rate shown reflects the rate in effect as of June 30, 2019.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

(6)	Security is unrated by Moody’s, S&P and Fitch.

(7)	Convertible security.

(8)	The rate is the annualized seven-day yield as of June 30, 2019.

Libor – London Interbank Offered Rate
LP – Limited Partnership
PLC – Public Limited Company
SA – Corporation
Tsy – United States Government Treasury Yield

See accompanying Notes to Schedule of Investments.

Destra Flaherty & Crumrine Preferred And Income Fund
Summary of Investments
As of June 30, 2019 (Unaudited)

Summary by Country	Value	% of Net Assets
Australia	$10,929,570	4.7%
Bermuda	22,686,905	9.8
Canada	7,265,714	3.1
France	9,738,877	4.2
Mexico	1,021,920	0.4
Spain	2,449,590	1.1
Switzerland	2,238,784	1.0
United Kingdom	24,688,825	10.6
United States	149,604,657	64.6
Total Investments	230,624,842	99.5
Other Assets in Excess of Liabilities	1,079,911	0.5
Net Assets	$231,704,753	100.0%

See accompanying Notes to Schedule of Investments.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and unobservable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Schedule of Investments by caption and by Level within the fair value hierarchy as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$42,290,218	$43,027,812	$—	$85,318,030
Financial Services	731,990	2,141,181	—	2,873,171
Insurance	19,497,798	31,457,284	—	50,955,082
Utilities	9,785,056	10,917,559	—	20,702,615
Energy	6,637,724	5,543,984	—	12,181,708
Miscellaneous	—	4,416,372	—	4,416,372
Communications	—	756,445	—	756,445
Contingent Capital Securities
Banks	—	43,282,511	—	43,282,511
Insurance	—	3,469,788	—	3,469,788
Corporate Debt Securities
Banks	2,241,264	114,000	—	2,355,264
Financial Services	281,270	—	—	281,270
Communications	1,194,055	—	—	1,194,055
Short-Term Investments
Money Market Funds	2,838,531	—	—	2,838,531
Total Investments in Securities	$85,497,906	$145,126,936	$—	$230,624,842

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

Destra Wolverine Dynamic Asset Fund
Schedule of Investments (consolidated)
As of June 30, 2019 (unaudited)

Shares		Value
	INVESTMENT COMPANIES – 76.7%
	COMMODITY FUND† – 0.3%
9,968	Invesco DB Commodity Index Tracking Fund	$156,797
2,433	iShares S&P GSCI Commodity Indexed Trust(1)	38,076
		194,873
	DEBT FUND – 12.8%
31,593	iShares Core U.S. Aggregate Bond ETF	3,517,881
26,828	SPDR Portfolio Aggregate Bond ETF	782,573
42,403	Vanguard Total Bond Market ETF	3,522,417
		7,822,871
	EQUITY FUND – 63.6%
2,068	iShares Core MSCI Emerging Markets ETF	106,378
7,289	iShares Europe ETF	321,226
105	iShares MSCI Emerging Markets ETF	4,506
12,206	iShares MSCI Eurozone ETF	482,808
70,275	iShares Russell 1000 Growth ETF	11,057,068
23,479	iShares Russell 1000 Value ETF	2,986,998
1,000	iShares Russell 2000 Value ETF	120,500
3,625	iShares S&P 500 Growth ETF	649,745
2,851	iShares S&P 500 Value ETF	332,341
17,985	iShares U.S. Real Estate ETF	1,570,270
530	SPDR Portfolio Emerging Markets ETF	18,969
2,520	Vanguard FTSE Emerging Markets ETF	107,176
43,985	Vanguard FTSE Europe ETF	2,414,777
7,976	Vanguard Growth ETF	1,303,199
161,551	Vanguard Real Estate ETF	14,119,557
29,811	Vanguard Value ETF	3,306,636
		38,902,154
	TOTAL INVESTMENT COMPANIES
	(Cost $44,346,745)	46,919,898

	SHORT-TERM INVESTMENTS – 16.6%
	MONEY MARKET FUND – 16.6%
10,155,174	Fidelity Investments Money Market Treasury Portfolio - Class I, 2.24%(2)	10,155,174

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,155,174)	10,155,174
	TOTAL INVESTMENTS – 93.3%
	(Cost $54,501,919)	57,075,072
	Other Assets in Excess of Liabilities – 6.7%	4,123,811
	TOTAL NET ASSETS – 100.0%	$61,198,883

(1)	Non-income producing security.

(2)	The rate is the annualized seven-day yield as of June 30, 2019.

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ETF –    Exchange-Traded Fund

SPDR – Standard & Poor’s Depository Receipts

See accompanying Notes to Schedule of Investments.

Destra Wolverine Dynamic Asset Fund
Summary of Investments
As of June 30, 2019 (Unaudited)

Summary by Country	Value	% of Net Assets
United States	$57,075,072	93.3%
Total Investments	57,075,072	93.3
Other Assets in Excess of Liabilities	4,123,811	6.7
Net Assets	$61,198,883	100.0%

See accompanying Notes to Schedule of Investments.

Futures contracts outstanding as of June 30, 2019:

Open Futures Contracts	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Long Futures Contracts
Gold	Goldman Sachs & Co	Aug-19	81	$10,936,504	$11,450,970	$514,466
Total net unrealized appreciation						$514,466

Cash posted as collateral to broker for futures contracts was $3,548,950

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and unobservable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Schedule of Investments by caption and by Level within the fair value hierarchy as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investment Companies (1)	$46,919,898	$—	$—	$46,919,898
Short-Term Investments	10,155,174	—	—	10,155,174
Total Investments	$57,075,072	$—	$—	$57,075,072

(1) All sub-categories represent Level 1 evaluation status.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments. The amounts are the net unrealized appreciation/(depreciation) on the investment as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts	$514,466	$—	$—	$514,466
Total Derivatives	$514,466	$—	$—	$514,466

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(principal executive officer)

Date	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(principal executive officer)

Date	August 29, 2019

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(principal financial officer)

Date	August 29, 2019